Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Expense [Abstract]
Schedule of Expenses
	30 June	30 June	30 June
	2025 A$	2024 A$	2023 A$
General and administrative expenses
Accounting and audit	625,377	576,540	657,970
Bad debts	-	-	2,376
Consulting	69,068	120,851	23,241
Depreciation	49,688	45,981	48,662
Employee benefits	2,120,614	2,353,625	1,874,963
Expected credit losses	19,233	(11,687)	19,111
Insurance	353,647	321,679	434,699
Investor relations	236,587	206,300	194,754
Legal	104,630	195,971	233,243
Listing and share registry	204,905	163,949	152,954
Superannuation	186,331	180,092	141,539
Travel and entertainment	122,260	196,369	105,535
Share-based payment expenses - options	64,755	3,299	104,753
Share-based payment expenses - performance rights	239,488	-	122,201
Other	87,040	202,757	104,904
	4,483,623	4,555,726	4,220,905
Research and development expenses
Consulting	521,243	277,128	111,530
Project research and development	3,076,053	5,098,333	2,480,615
	3,597,296	5,375,461	2,592,145
Selling and marketing expenses
Selling	481,957	379,406	192,878
Marketing	2,257,990	1,310,979	474,926
Distribution costs	712,469	339,263	259,619
	3,452,416	2,029,648	927,423